Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property, plant and equipment
15.	Property, plant and equipment

	Land	Buildings and constructions	Operating machinery and equipment	Trans- portation vehicles	Other equipment	Construction- in-progress	Mining plant and equipment	Railway Ulak-Elga	Total
Cost
At December 31, 2017	3,095	80,813	117,638	30,831	996	19,645	16,977	74,808	344,803
Additions	9	10	2,423	2,048	83	6,851	50	—	11,474
Change in rehabilitation provision	—	(187)	—	—	—	—	(102)	—	(289)
Transfers	1	487	2,750	251	97	(4,099)	119	394	—
Disposals	(255)	(649)	(1,734)	(1,410)	(32)	(509)	(136)	—	(4,725)
Exchange differences on translation of foreign operations	91	277	251	40	28	—	—	—	687

At December 31, 2018	2,941	80,751	121,328	31,760	1,172	21,888	16,908	75,202	351,950
Transfer to right-of-use assets on initial application of IFRS 16	—	—	(1,745)	(14,557)	—	—	—	—	(16,302)
Additions	—	27	1,180	282	33	7,332	38	—	8,892
Change in rehabilitation provision	—	456	—	—	—	—	707	—	1,163
Transfers	(9)	2,606	3,176	262	21	(6,752)	(26)	722	—
Transfer to own property, plant and equipment	—	—	752	95	—	—	—	—	847
Disposals	(24)	(240)	(2,400)	(2,045)	(33)	(990)	—	—	(5,732)
Exchange differences on translation of foreign operations	(84)	(263)	(223)	(29)	(30)	(2)	—	—	(631)

At December 31, 2019	2,824	83,337	122,068	15,768	1,163	21,476	17,627	75,924	340,187
Additions	—	26	1,332	413	41	5,442	9	—	7,263
Change in rehabilitation provision	—	30	—	—	—	—	170	—	200
Transfers	1	4,106	5,521	117	20	(9,772)	7	—	—
Transfer to own property, plant and equipment	—	—	57	5	—	—	—	—	62
Disposals	(47)	(377)	(1,981)	(954)	(35)	(449)	(974)	—	(4,817)
Discontinued operations (Note 25)	—	(11,804)	(4,887)	(2,379)	(153)	(9,044)	(5,783)	(75,924)	(109,974)
Exchange differences on translation of foreign operations	169	553	487	73	48	1	—	—	1,331

At December 31, 2020	2,947	75,871	122,597	13,043	1,084	7,654	11,056	—	234,252

Depreciation and impairment
At December 31, 2017	(292)	(40,275)	(80,872)	(17,738)	(797)	(1,733)	(4,412)	(809)	(146,928)
Depreciation charge	—	(3,550)	(7,273)	(2,253)	(99)	—	(180)	(279)	(13,634)
Transfers	—	(150)	(35)	5	23	24	133	—	—
Disposals	223	437	1,628	1,312	27	23	37	—	3,687
Impairment	(43)	(319)	(1,065)	(709)	(15)	(536)	(2,153)	—	(4,840)
Exchange differences on translation of foreign operations	(3)	(110)	(191)	(28)	(24)	—	—	—	(356)

At December 31, 2018	(115)	(43,967)	(87,808)	(19,411)	(885)	(2,222)	(6,575)	(1,088)	(162,071)
Transfer to right-of-use assets on initial application of IFRS 16	—	—	1,102	5,088	—	—	—	—	6,190
Depreciation charge	—	(2,781)	(6,764)	(882)	(53)	—	(186)	(295)	(10,961)
Transfers	—	(19)	(103)	(43)	1	163	1	—	—
Transfer to own property, plant and equipment	—	—	(638)	(94)	—	—	—	—	(732)
Disposals	22	193	2,228	1,996	21	30	—	—	4,490
Reversal of impairment/ (impairment)	36	634	1,617	(9)	9	(473)	(19)	—	1,795
Exchange differences on translation of foreign operations	3	114	192	34	23	—	—	—	366

At December 31, 2019	(54)	(45,826)	(90,174)	(13,321)	(884)	(2,502)	(6,779)	(1,383)	(160,923)
Depreciation charge	—	(2,695)	(6,212)	(583)	(51)	—	(144)	(73)	(9,758)
Transfers	—	(399)	(537)	(30)	(2)	986	(18)	—	—
Transfer to own property, plant and equipment	—	—	(28)	(1)	—	—	—	—	(29)
Disposals	—	302	1,842	948	2	200	933	—	4,227
Discontinued operations (Note 25)	—	7,934	2,744	2,240	78	—	111	1,456	14,563
Impairment	—	(25)	(37)	—	—	(105)	(6)	—	(173)
Exchange differences on translation of foreign operations	—	(260)	(428)	(83)	(42)	—	(1)	—	(814)

At December 31, 2020	(54)	(40,969)	(92,830)	(10,830)	(899)	(1,421)	(5,904)	—	(152,907)

Net book value
At December 31, 2017	2,803	40,538	36,766	13,093	199	17,912	12,565	73,999	197,875

At December 31, 2018	2,826	36,784	33,520	12,349	287	19,666	10,333	74,114	189,879

At December 31, 2019	2,770	37,511	31,894	2,447	279	18,974	10,848	74,541	179,264

At December 31, 2020	2,893	34,902	29,767	2,213	185	6,233	5,152	—	81,345

As of December 31, 2020 and 2019, the Group performed an impairment analysis of property, plant and equipment (Note 17).
Assets under construction
As of December 31, 2020 and 2019,
construction-in-progress
included advances issued for acquisition of property, plant and equipment in the amounts of RUB 299 million and RUB 277 million, respectively.
Capitalised borrowing costs
The amount of borrowing costs capitalised during the year ended December 31, 2020 was RUB 66 million (2019: RUB 309 million, 2018: RUB 492 million). The rate used to determine the amount of borrowing costs eligible for capitalisation was 7.13% (2019: 8.57%, 2018: 8.55%), which is the average rate of the eligible borrowings.
Contractual commitments
As of December 31, 2020 and 2019, the total Group’s contractual commitments to acquire property, plant and equipment excluding VAT amounted to RUB 9,300 million and RUB 10,506 million, respectively.